Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Accounting Policies Adjustments Recognized for Each Individual Line Item

The following table shows the adjustments recognized for each individual line item.

Statement of Financial Position (extract)	December 31, 2017 As originally presented	IFRS 9 Adjustments	January 1, 2018 Restated
Non-current liabilities
Long-term debt	$35,760	$260	$36,020

Total liabilities	61,298	260	61,558

Shareholders’ Equity
Retained earnings	39,272	(260)	39,012

Total shareholders’ equity	$81,043	$(260)	$80,783